Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 107,694.4		$ 87,452.7	$ 47,135.5
Income tax adjustments on prior years	(14,539.5)		(7,589.4)	(10,193.8)
Other income tax adjustments	152.2		150.2	(41.5)
Current income tax expense	93,307.1		80,013.5	36,900.2
Deferred income tax benefit
The origination and reversal of temporary differences	(17,530.0)		(6,275.2)	(1,065.1)
Investment tax credits	(5,621.7)
Deferred income tax benefit	(23,151.7)		(6,275.2)	(1,065.1)
Income tax expense recognized in profit or loss	$ 70,155.4	$ 2,529.0	$ 73,738.3	$ 35,835.1